Stockholders' Equity (Deficit) (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 17, 2017	Jul. 24, 2015	Jan. 31, 2017	Sep. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Exercise price per share							$ 0.37	$ 0.45
Stock issued during period, value, new issues							$ 1,066
Proceeds from issuance of common stock					$ 854	$ 1,187	$ 1,179
Lincoln Park Capital Fund LLC [Member]
Class of Stock [Line Items]
Number of common stock shares sold during the period			300,000	300,000
Gross proceeds from issuance of private placement			$ 113
Limited liability company description for purchase shares level		direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock
Limited liability company description for regular purchase		Regular Purchase be more than $500,000
Limited liability company (llc) or limited partnership (lp), members or limited partners, ownership interest		9.99%
Stock issued during period, shares, other		250,000
Fair value of stock issued as commitment fee		$ 163
Share price				$ 0.45
Proceeds from issuance of common stock				$ 135	$ 854	$ 113
Amortized commitment fee									$ 163
Private Placement [Member]
Class of Stock [Line Items]
Number of common stock shares sold during the period	4,059,994
Gross proceeds from issuance of private placement	$ 1,218
Warrants description	Each unit consisted of one share of the Company’s common stock and a five-year warrant to purchase one additional share of common stock.
Shares issued price per share	$ 0.30
Proceeds received from certain members of management and existing shareholders	$ 315
Proceeds of equity issuance costs net	152
Proceeds from private placement	$ 1,066
Number of warrants to placement agent	81,199
Exercise price per share	$ 0.33